SEGMENT REPORTING (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2021 CNY (¥)
SEGMENT REPORTING
Number of operating segments | segment	4	4	4
Total revenue	¥ 8,315,844	$ 1,171,262	¥ 7,744,072	¥ 11,425,836
Gross (loss) profit	250,437	35,273	(263,558)	(199,388)
Capital
SEGMENT REPORTING
Total revenue	8,609	1,213	29,899	117,622
Operating segment
SEGMENT REPORTING
Total revenue	8,315,844	1,171,262	7,744,072	11,425,836
Gross (loss) profit	250,437	35,273	(263,558)	(199,388)
Operating segment | Freight delivery
SEGMENT REPORTING
Total revenue	5,412,204	762,293	4,890,823	8,353,703
Gross (loss) profit	197,429	27,807	(226,659)	(262,303)
Operating segment | Supply chain management
SEGMENT REPORTING
Total revenue	1,857,429	261,613	1,852,153	1,820,239
Gross (loss) profit	158,162	22,276	110,257	73,272
Operating segment | Others
SEGMENT REPORTING
Total revenue	106,393	14,985	116,859	172,447
Gross (loss) profit	79,816	11,242	17,524	54,299
Operating segment | Global
SEGMENT REPORTING
Total revenue	949,738	133,768	963,505	1,194,146
Gross (loss) profit	(184,970)	(26,052)	(164,680)	(64,656)
Operating segment | UCargo | Revision of Prior Period, Adjustment
SEGMENT REPORTING
Total revenue | ¥				2,809,081
Inter-segment
SEGMENT REPORTING
Total revenue	¥ (9,920)	$ (1,397)	¥ (79,268)	¥ (114,699)